Vanguard® International Dividend Growth Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (97.6%)
Belgium (2.3%)
KBC Group NV ADR	51,513	2,700
Canada (6.7%)
Intact Financial Corp.	22,721	4,697
Canadian National Railway Co.	34,829	3,252
		7,949
Finland (3.9%)
Kone OYJ Class B	55,553	3,411
Sampo OYJ Class A (XHEL)	111,751	1,200
		4,611
France (9.7%)
Schneider Electric SE	15,586	4,034
Capgemini SE	16,853	2,509
AXA SA	44,751	2,173
Vinci SA	12,693	1,763
LVMH Moet Hennessy Louis Vuitton SE	1,728	928
		11,407
Germany (5.4%)
Symrise AG	35,595	3,227
Merck KGaA	25,078	3,134
		6,361
Hong Kong (2.7%)
AIA Group Ltd.	335,479	3,128
Japan (16.1%)
Hoya Corp.	31,301	3,949
Keyence Corp.	9,584	3,467
Chugai Pharmaceutical Co. Ltd.	71,260	3,416
Kao Corp.	74,131	3,336
Sony Group Corp.	99,660	2,397
KDDI Corp.	145,660	2,390
		18,955
Netherlands (4.5%)
ASML Holding NV	4,681	3,244
Heineken NV	26,821	2,105
		5,349
Spain (4.6%)
Iberdrola SA (XMAD)	172,063	3,024
Industria de Diseno Textil SA	51,412	2,456
		5,480
Sweden (4.3%)
Assa Abloy AB Class B	96,762	3,202
Atlas Copco AB Class A	118,837	1,810
		5,012
Switzerland (11.2%)
Sika AG (Registered)	14,133	3,335
Novartis AG (Registered)	24,760	2,820
Chocoladefabriken Lindt & Spruengli AG	183	2,692
Roche Holding AG	7,757	2,421
Nestle SA (Registered)	22,739	1,987
		13,255
United Kingdom (23.0%)
Experian plc	84,789	4,468
Compass Group plc	104,144	3,660
Unilever plc	57,557	3,364
AstraZeneca plc	20,759	3,029

		Shares	Market Value ($000)
	BAE Systems plc	118,066	2,817
	Diageo plc	95,119	2,305
	Reckitt Benckiser Group plc	28,914	2,167
	Shell plc (XLON)	42,392	1,523
	Prudential plc (XLON)	118,734	1,506
	London Stock Exchange Group plc	11,363	1,385
	Smith & Nephew plc	59,667	912
			27,136
United States (3.2%)
	Linde plc	8,099	3,728
Total Common Stocks (Cost $108,824)			115,071
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[1]	Vanguard Market Liquidity Fund, 4.367% (Cost $2,597)	25,974	2,597
Total Investments (99.8%) (Cost $111,421)			117,668
Other Assets and Liabilities—Net (0.2%)			177
Net Assets (100%)			117,845
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	11,677	—	—	11,677
Common Stocks—Other	2,700	100,694	—	103,394
Temporary Cash Investments	2,597	—	—	2,597
Total	16,974	100,694	—	117,668